Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Restricted Cash and Cash Equivalents
Restricted cash and cash equivalents as at December 31, 2021 and 2022, are as follows:

( i n millions of Korean won)	December 31, 2021	December 31, 2022	Description
Bank deposits	￦ 28,219	￦ 29,874	Deposit restricted for government project and others